Commitments and Contingencies (Tables)	3 Months Ended
Mar. 31, 2025
Disclosure of commitments and contingencies [abstract]
Summary of Financing for Longship-Seine River Vessels and Longships	The Group has obtained financing for the Longship-Seine river vessel and all 2026 Longships, as described below.

River Vessels	Number of Vessels	Aggregate Price (in USD and thousands)	Delivery Date
Longships	4	$162,800	2025
Longship-Seine	1	38,803	2025
Longship-Douro	1	24,750	2025
Longships	4	162,800	2026
Longships	4	210,980	2027
Longship-Douro	1	27,874	2027
Longships	4	214,060	2028
Total	19	$842,067

Summary of Options for Additional River Vessels

In the first quarter of 2025, the Group secured the following options for additional river vessels:

River Vessels - Options	Number of Vessels	Delivery Date	Option Exercise Date
Longships	4	2029	September 30, 2026
Longships	4	2030	September 30, 2027

Summary of Financing for All Ships	The Group has obtained financing for all ships, as described below.

Ocean Ships	Price (in USD and thousands)	Delivery Date
Viking Vesta	$446,050	2025
Viking Mira	501,523	2026
Viking Libra	501,523	2026
Viking Astrea	517,000	2027
Ship XVI	517,000	2028
Ship XVII	567,600	2028
Ship XVIII	567,600	2029
Ship XIX	567,600	2030
Ship XX	567,600	2030
Total	$4,753,496

Summary of Options for Additional Ocean Ships

In 2024, the Group secured the following options for additional ocean ships:

Ocean Ships - Options	Delivery Date	Option Exercise Date
Ship XXI	2031	October 30, 2025
Ship XXII	2031	October 30, 2025
Ship XXIII	2032	July 31, 2026
Ship XXIV	2032	July 31, 2026

Summary of Timing of Future Cash Payments of Lease Liabilities based on Contractual Undiscounted Cash Flows

The table below summarizes the timing of future cash payments of the Group’s lease liabilities based on contractual undiscounted cash flows as of March 31, 2025:

March 31, 2025
(in USD and thousands)
3 months or less	$8,302
4 to 12 months	36,680
1 to 5 years	146,127
Over 5 years	207,988
Total	$399,097